Compensation of Key Management Personnel (Tables)	12 Months Ended
Dec. 31, 2017
Related Party [Abstract]
Schedule of key management personnel remuneration	Key management personnel remuneration consisted of the following:

(000s)	2017	2016
Salaries, incentives and short-term benefits	$2,615	$3,237
Share-based compensation	898	1,775
	$3,513	$5,012